Investment in equity investee (Tables)	12 Months Ended
Mar. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Schedule of Investment in Equity Investee	Investment in equity investee, consists of the following:
	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In thousand)
Investment in associate	26	26	0.4
Total	26	26	0.4